CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $)	Preferred Stock	Common Stock	Additional Paid-In Capital	Stock Subscription Receivable	Accumulated Deficit	Total Shareholders Equity	Non-controlling Interest	Total
Beginning Balance, value at Dec. 31, 2008		$ 10	$ 566,368	$ 149,222	$ (430,693)	$ 284,907		$ 284,907
Beginning Balance, shares at Dec. 31, 2008		10,000
Capitalization of undistributed Subchapter S losses			(430,693)		430,693
Stock dividend, shares		99,990,000
Stock dividend, value		99,990	(99,990)
Share Exchange for preferred stock, shares	10,000,000	(10,000,000)
Share Exchange for preferred stock, value	10,000	(10,000)
Shares Issued: Sold to foreign investors under PPM, shares		4,087,548
Shares Issued: Sold to foreign investors under PPM, value		4,088	1,209,686	(433,774)		780,000		780,000
Shares Issued: Sold to private investors, shares		28,000
Shares Issued: Sold to private investors, value		28	6,972			7,000		7,000
Less: Issuance costs			(364,132)	130,132		(234,000)		234,000
Shares Issued: For services, shares		74,000
Shares Issued: For services, value		74	18,426			18,600		18,500
Shares Issued: As gifts, shares		13,000
Shares Issued: As gifts, value		13	(13)
Shares Issued: Distribution agreement, shares		3,000,000
Shares Issued: Distribution agreement, value		3,000	747,000			750,000		750,000
Shares Issued: To foreign investors to adjust PPM pricing, shares		767,548
Shares Issued: To foreign investors to adjust PPM pricing, value		768	(768)
Shares Cancelled: Repurchased and cancelled, shares		(5,000,000)
Shares Cancelled: Repurchased and cancelled, value		(5,000)	5,000		(75,000)	(75,000)		(75,000)
Shares Cancelled: Surrendered for gifts, shares		(13,000)
Shares Cancelled: Surrendered for gifts, value		(13)	13
Shares Cancelled: Surrendered by principals, shares		(2,969,095)
Shares Cancelled: Surrendered by principals, value		(2,969)	2,969
Shares Cancelled: Surrendered by others, shares		(2,000)
Shares Cancelled: Surrendered by others, value		(2)	2
Subscriptions sold to private investors, shares not issued				220,600		220,600		220,600
Less: Issuance costs				(66,180)		(66,180)		(66,180)
Net Loss					(316,222)	(316,222)		(316,222)
Ending Balance, value at Dec. 31, 2009	10,000	89,986	1,660,841		(391,220)	1,369,607		1,369,607
Ending Balance, shares at Dec. 31, 2009	10,000,000	89,986,001
Shares Issued: Sold to private investors, shares		4,506,000
Shares Issued: Sold to private investors, value		4,506	839,994			844,500		844,500
Less: Issuance costs			(249,600)			(249,600)		(249,600)
Shares Issued: For services - Investor relations, shares		444,000
Shares Issued: For services - Investor relations, value		444	156,556			157,000		157,000
Shares Issued: For services - Employee/associate compensation, shares		25,000
Shares Issued: For services - Employee/associate compensation, value		25	4,475			4,500		4,500
Common shares to be returned, shares
Common shares to be returned, value				(70,000)		(70,000)		(70,000)
Warrants vested/issued for trading symbol and financial consulting services			412,193			412,193		412,193
Net Loss					(137,073)	(137,073)	(12,740)	(149,813)
Ending Balance, value at Dec. 31, 2010	10,000	94,961	2,824,459	(70,000)	(528,293)	2,331,127	(12,740)	2,318,387
Ending Balance, shares at Dec. 31, 2010	10,000,000	94,961,001
Shares Issued: Sold to private investors, shares		8,039,281
Shares Issued: Sold to private investors, value		8,039	2,061,461			2,069,500		2,069,500
Less: Issuance costs			(459,769)			(459,769)		(459,769)
Shares Issued: For services - Investor relations, shares		85,000
Shares Issued: For services - Investor relations, value		85	34,515	(30,000)		4,600		4,600
Shares Issued: For services - Employee/associate compensation, shares		160,790
Shares Issued: For services - Employee/associate compensation, value		161	62,527			62,688		62,688
Shares Issued: For services - Consulting - sales and marketing , shares		100,641
Shares Issued: For services - Consulting - sales and marketing , value		101	42,050			42,151		42,151
Shares Issued: Sold to investors, held in escrow pending closing, shares		3,571,429
Shares Issued: Sold to investors, held in escrow pending closing, value		3,571	996,429			1,000,000		1,000,000
Common shares to be returned, shares		23,449
Common shares to be returned, value		23	6,777	(6,800)
Common shares surrendered by founders, shares		(7,017,805)
Common shares surrendered by founders, value		(7,018)	7,018
Subscriptions sold to private investors, shares not issued
Warrants vested/issued for trading symbol and financial consulting services			278,244			278,244		278,244
Net Loss					(666,200)	(666,200)	(2,292)	(668,492)
Ending Balance, value at Sep. 30, 2011	$ 10,000	$ 99,924	$ 5,853,710	$ (106,800)	$ (1,194,494)	$ 4,662,341	$ (15,032)	$ 4,647,309
Ending Balance, shares at Sep. 30, 2011	10,000,000	99,923,786